Commitments	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments [Abstract]
Commitments

Note 33     Commitments

33.1 Royalty and economic rights commitments

33.1.1 Royalty

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using the level of production sliding scale detailed below:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

The production royalty rate depends on the crude quality. When the API is lower than 15°, the payment is reduced to the 75% of the total calculation.

In Chile, royalties are payable to the Chilean Government. In the Fell Block, royalties are calculated at 5% of crude oil production sold and 3% of gas production sold. In the Flamenco Block, Campanario Block and Isla Norte Block, royalties are calculated at 5% of oil and gas production sold.

In Brazil, the Brazilian National Petroleum, Natural Gas and Biofuels Agency (ANP) is responsible for determining monthly minimum prices for petroleum produced in concessions for purposes of royalties payable with respect to production. Royalties generally correspond to a percentage ranging between 5% and 10% applied to reference prices for oil or natural gas, as established in the relevant bidding guidelines (edital de licitação) and concession agreement. In determining the percentage of royalties applicable to a concession, the ANP takes into consideration, among other factors, the geological risks involved and the production levels expected. In the Manati Block, royalties are calculated at 7.5% of gas production.

33.1.2 Overriding royalty

GeoPark is obligated to pay an overriding royalty of 4% and 2.5%, respectively, to the previous owners of the Llanos 34 and CPO-5 Blocks, based on the production and sale of hydrocarbons discovered in the blocks. During 2022, the Group has accrued US$ 34,032,000 (US$ 22,562,000 in 2021 and US$ 14,018,000 in 2020) in relation with these overriding royalty agreements. Furthermore, there are overriding royalty agreements in place from 1.2% to 8.5% of the net production in the Andaquies, Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks. Since they are exploratory blocks with no production during 2022, these agreements had no impact on the Group’s results.

33.1.3 Economic rights

According to each E&P contract, the Colombian National Hydrocarbons Agency (“ANH”) has an economic right, offered by the operator at the moment of the ANH bid. This economic right, which is based on the production of the block after royalty discount, is equal to 1% in the Llanos 34 and Llanos 32 Blocks, 23% in the CPO-5 Block and 0% in the Platanillo Block.

When the accumulated production of each field, including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI price exceeds certain price level previously determined, the Group should also deliver to ANH a share of the production net of royalties in accordance with a formula defined in each E&P contract, which basically depends on the WTI price and the crude quality.

33.2 Capital commitments

During 2022, the Group incurred investments of US$ 55,245,000 to fulfil its commitments, at GeoPark’s working interest.

33.2.1 Colombia

The future investment commitments assumed by GeoPark, at its working interest, are up to:

●	Llanos 32 Block: 5 exploratory wells before February 20, 2022. Pursuant to a private agreement with the partner in the block, the investment commitment incurred by GeoPark amounts to US$ 9,225,000. As of the date of these Consolidated Financial Statements, the five exploratory wells have already been drilled and ANH approval of the fulfillment of the investment commitment is pending.

●	Llanos 86 Block: 3D seismic and 1 exploratory well (US$ 9,895,000) before March 14, 2025.

●	Llanos 87 Block: 3D seismic reprocessing, aerogeophysic and 4 exploratory wells (US$ 13,837,000) before March 9, 2023. As of the date of these Consolidated Financial Statements, GeoPark has drilled three of the four committed exploratory wells and ANH approval of the fulfillment of the investment commitment is pending. In March 2023, the ANH approved our request to extend the exploratory phase 1 until May 14, 2023.

●	Llanos 94 Block: 3D seismic acquisition and reprocessing and 3 exploratory wells (US$ 11,470,000) before October 1, 2023. One of the three committed exploratory wells has already been drilled. During 2022, operator of the block submitted to the ANH requests to transfer part of the pending commitments to the Llanos 34 Block. As of the date of these Consolidated Financial Statements, the investments needed to accomplish with those commitments assigned to the Llanos 34 Block have already been incurred and the ANH approval is pending.

●	Llanos 104 Block: 3D seismic and 1 exploratory well (US$ 8,767,000) before March 14, 2025.

●	Llanos 123 Block: 3D seismic reprocessing, geochemistry and 2 exploratory wells (US$ 7,130,000) before January 14, 2024.

●	Llanos 124 Block: 3D seismic acquisition and reprocessing, geochemistry and 3 exploratory wells (US$ 10,555,000) before January 14, 2024.

●	CPO-4-1 Block: 1 exploratory well (US$ 2,922,000) before September 19, 2025.

●	CPO-5 Block: 3D seismic acquisition, processing and interpretation and 1 exploratory well (US$ 2,794,000) before October 9, 2025. Pursuant to a private agreement with the partner in the block, the investment commitment to be incurred by GeoPark amounts to US$ 9,313,000.

●	Coati Block: 3D seismic and 2D seismic acquisition (US$ 4,500,000). The evaluation area is currently suspended. On November 3, 2022, GeoPark submitted to the ANH a request to withdraw from the exploration period of the Coati E&P contract and transfer the pending commitments to other E&P contracts. As of the date of these Consolidated Financial Statements, transfer of investment is being carried out by GeoPark.

●	Mecaya Block: 3D seismic or 1 exploratory well (US$ 2,000,000). The exploratory period is currently suspended. Pursuant to a private agreement with the partner in the block, the investment commitment to be incurred by GeoPark amounts to US$ 600,000.

●	PUT-8 Block: 3D seismic acquisition and reprocessing and 3 exploratory wells (US$ 13,107,000) before October 15, 2023. Part of the 3D seismic committed in the block has already been acquired during 2020 and 2021. On October 25, 2022, GeoPark submitted to the ANH a request to transfer the investment commitment related to the pending 3D seismic to the Platanillo Block. As of the date of these Consolidated Financial Statements, such investment has been fulfilled and the ANH approval is pending.

●	PUT-9 Block: 3D seismic acquisition and 2 exploratory wells (US$ 10,550,000). GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 4,365,000. The exploratory period is currently suspended.

●	PUT-14 Block: 2D seismic acquisition and 1 exploratory well (US$ 16,122,000). On March 10, 2022, GeoPark submitted to the ANH a request to withdraw from the PUT-14 E&P contract and transfer the pending commitments to the Platanillo and CPO-5 Blocks. Once total investment is reached through such transfers, ANH will continue with the contract’s termination. As of the date of these Consolidated Financial Statements, part of the abovementioned investment has already been incurred and the ANH approval is pending.

●	The PUT-36 Block is in a preliminary phase that is suspended as of the date of these Consolidated Financial Statements. During this preliminary phase, GeoPark must request from the Ministry of Interior a certificate that indicates presence or no presence of indigenous communities and develop previous consultation, if applicable. Only when this process has been completed and the corresponding regulatory approvals have been obtained, the blocks will enter into phase 1, where the exploratory commitments are mandatory. The investment commitments for the block over three-years term of phase 1 would be 3D seismic acquisition and 2 exploratory wells (US$ 11,891,000).

●	Tacacho Block: 2D seismic acquisition, processing and interpretation (US$ 4,080,000). GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 1,224,000. The exploratory period is currently suspended. On September 21, 2022, GeoPark submitted to the ANH a request for termination of the E&P contract. As of the date of these Consolidated Financial Statements, the request is under review by the ANH.

●	Terecay Block: 2D seismic acquisition, processing and interpretation (US$ 4,046,000). GeoPark has signed a private agreement with the other partner in the block resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 2,856,000. The exploratory period is currently suspended. On September 21, 2022, GeoPark submitted to the ANH a request for termination of the E&P contract. As of the date of these Consolidated Financial Statements, the request is under review by the ANH.

33.2.2 Chile

The remaining investment commitment to be assumed 100% by GeoPark for the second exploratory phase in the Campanario and Isla Norte Blocks are up to:

●	Campanario Block: 2 exploratory wells before April 25, 2024 (US$ 5,002,000)

●	Isla Norte Block: 1 exploratory well before February 19, 2024 (US$ 867,000)

As of December 31, 2022, the Group has established guarantees for its total commitments.

33.2.3 Brazil

The future investment commitments assumed by GeoPark are up to:

●	POT-T-785 Block: 3D seismic and electromagnetic survey before April 29, 2025 (US$ 67,000).

●	REC-T-58 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).

●	REC-T-67 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).

●	REC-T-77 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).

●	POT-T-834 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000)

33.2.4 Argentina

The investment commitment in the Los Parlamentos Block (50% working interest) for the first exploratory period, ending on October 30, 2022, which includes 1 exploratory well and 3D seismic, amounts to US$ 6,000,000, at GeoPark’s working interest. As of the date of these Consolidated Financial Statements, suspension of the terms of the exploratory period and transfer of the investment commitment to another block is under negotiation.

33.2.5 Ecuador

The investment commitments assumed by GeoPark, at its 50% working interest, in the Espejo and Perico Blocks during the first exploratory period are up to:

●	Espejo Block: 3D seismic and 4 exploratory wells before June 17, 2025 (US$ 20,912,000). As of the date of these Consolidated Financial Statements, GeoPark has already performed the 3D seismic and drilled two of the four committed exploratory wells.

●	Perico Block: 4 exploratory wells before June 16, 2025 (US$ 18,084,000). As of the date of these Consolidated Financial Statements, three of the four committed exploratory wells have been drilled.